Business combinations	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Business combinations	Business combinations
The following sections describe the Group’s material acquisitions during the year ended December 31, 2022. There were no acquisitions during the year ended December 31, 2023.
Sonantic
On July 11, 2022, the Group acquired 100% of Sonantic Limited ("Sonantic"), an artificial intelligence voice platform. This acquisition allows the Group to expand text-to-speech capabilities across the Group's platform.
The fair value of the purchase consideration was €93 million in cash, paid at closing. The acquisition was accounted for under the acquisition method. Of the total purchase consideration, €64 million has been recorded to goodwill, €31 million to acquired intangible assets, €2 million to cash and cash equivalents and €4 million to deferred tax liabilities. The Group incurred €2 million in acquisition-related costs that were recognized as general and administrative expenses.
The goodwill represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including expected future synergies and the technical expertise of the acquired workforce. None of the goodwill recorded is expected to be deductible for tax purposes. €48 million of goodwill was allocated to the Premium segment, and €16 million of goodwill was allocated to the Ad-Supported segment.
The intangible asset acquired relates to existing technology. The useful life of the existing technology is five years. The Group valued the existing technology using the replacement cost method under the cost approach.
In addition to the purchase consideration, there are cash payments of €30 million that are contingent on the continued employment of certain employees. In addition, €4 million of equity instruments were offered to and accepted by certain employees, which have vesting conditions contingent upon continued employment and are accounted for as equity-settled share-based compensation transactions. These cash payments and share-based compensation transactions are recognized as post-combination expense over employment service periods of up to four years, if not forfeited by the employees.
Findaway
On June 15, 2022, the Group acquired 100% of Findaway World, LLC (“Findaway”), a digital audiobook distribution platform. The acquisition allows the Group to accelerate its audiobook content offering.
The fair value of the purchase consideration was €117 million in cash, paid at closing. The acquisition was accounted for under the acquisition method. The purchase price allocation to assets acquired and liabilities assumed in the acquisition are as follows:

(in € millions)
Cash and cash equivalents	8
Trade and other receivables	11
Other current assets	15
Intangible assets	22
Trade and other payables	(11)
Accrued expenses and other liabilities	(13)
Total identifiable net assets	32
Goodwill	85
Fair value of net assets acquired	117
The Group incurred €5 million in acquisition-related costs that were recognized as general and administrative expenses.
The goodwill represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including expected future synergies and the technical expertise of the acquired workforce. The goodwill recorded is expected to be deductible for tax purposes. The goodwill was allocated to the Premium segment.
The intangible assets acquired relate to existing technology, trade name and publisher relationships. The useful lives of the existing technology and trade name are five years each, and the useful life of the publisher relationships is seven years. The Group valued the existing technology and trade name using the relief from royalty method, under the income approach. The Group valued the publisher relationships using the multi-period excess earnings method, under the income approach.
In addition to the purchase consideration, there are cash payments of €13 million that are contingent on the continued employment of certain employees. In addition, €5 million of equity instruments were offered to and accepted by certain employees, which have vesting conditions contingent upon continued employment and are accounted for as equity-settled share-based compensation transactions. These cash payments and share-based compensation transactions are recognized as post-combination expense over employment service periods of up to four years, if not forfeited by the employees.
Podsights and Chartable
During February 2022, the Group acquired 100% of In Defense of Growth Inc. ("Podsights") and Chartable Holding, Inc. ("Chartable") to provide improved podcast ad measurement and analytics services. These acquisitions allow the Group to expand and scale its podcast monetization and product offering for advertisers and publishers.
The combined fair value of the purchase consideration for the two acquisitions was €83 million in cash, paid at closing. The acquisitions were accounted for under the acquisition method. Of the total purchase consideration, €59 million has been recorded to goodwill, €26 million to acquired intangible assets, €4 million to cash and cash equivalents, €1 million to other tangible net assets, and €7 million to deferred tax liabilities. The Group incurred €2 million in acquisition-related costs, which were recognized as general and administrative expenses.
The goodwill represents the future economic benefits expected to arise from other intangible assets acquired that do not qualify for separate recognition, including expected future synergies and technical expertise of the acquired workforce.
None of the goodwill recorded is expected to be deductible for tax purposes. The goodwill was allocated to the Ad-Supported segment.
The intangible assets acquired relate to existing technology and customer relationships. The useful lives of existing technology ranges from three to five years, and the useful life of customer relationships is one year. The Group valued the existing technology using the multi-period excess earnings and replacement cost methods, under the income approach and cost approach, respectively. The Group valued the customer relationships using the replacement cost method, under the cost approach.
In addition to the purchase consideration, there are cash payments of €21 million that are contingent on the continued employment of certain employees. In addition, €10 million of equity instruments were offered to and accepted by certain employees, which have vesting conditions contingent on continued employment and are accounted for as equity-settled share-based compensation transactions. These cash payments and share-based compensation transactions are recognized as post-combination expense over employment service periods of up to four years, if not forfeited by the employees.
The amount for business combinations, net of cash acquired, within the consolidated statement of cash flows for the year ended December 31, 2022 includes €11 million of investing cash outflows for deferred consideration of previous business combinations.